Tax assets (Tables)	12 Months Ended
Dec. 31, 2023
Tax assets
Tax assets	Tax asset

	December 31, 2023	December 31, 2022

Prepaid Income tax and social contribution (IR/CS)	15,615	9,242
	15,615	9,242

Current	14,143	6,388
Non-current	1,472	2,854

Other tax assets	Other tax asset

	December 31, 2023	December 31, 2022

Recoverable INSS (Social security tax) withheld	12,791	3,552
Recoverable PIS (Tax on sales)	2,212	230
Recoverable COFINS (Tax on sales)	6,950	1,062
Recoverable ICMS (State VAT)	1,157	214
IRRF (Withholding income tax) to offset	39,321	23,521
Other taxes recoverable	2,381	1,553
	64,812	30,132

Current	63,955	29,740
Non-current	857	392